Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2020	31/12/2019
Current deposits	134,875	63
Cash in hand and at banks	444,772	741,919
Total cash and cash equivalents	579,647	741,982